Carrying And Fair Value Of Financial Instruments (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Mar. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Dealer Finance Receivables - GO, net	$ 74,753		$ 40,956		$ 5,473	$ 24		$ 0
Portfolio Term Financings	989,206		1,049,478			782,634
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	193,392		193,320			198,058
Other Secured Notes Payable	136,668		117,281			99,296
Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	569,884		677,118			679,031
Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,322		347,360			3,603
Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,321		91,320			84,500
Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	12,397		12,454			12,661
Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,269		11,733
Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	1,681		1,774			2,135
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance Receivables, net	1,461,336	[1]	1,370,800	[1]		1,259,633	[1]
Dealer Finance Receivables - GO, net	74,753		40,956			24
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	198,392		198,320			198,058
Carrying Value | Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	569,884		677,118			679,031
Carrying Value | Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Carrying Value | Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,321		347,360			3,603
Carrying Value | Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,321		91,320			84,500
Carrying Value | Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	12,397		12,454			12,661
Carrying Value | Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,269		11,733			0
Carrying Value | Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable			1,774			2,135
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Finance Receivables, net	1,550,131	[1]	1,441,026	[1]		1,339,049	[1]
Dealer Finance Receivables - GO, net	74,753		40,956			24
Portfolio Warehouse Facilities	145,000		57,200			141,392
Senior Secured Notes Payable	222,199		220,135			210,932
Fair Value | Securitization Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	588,176		702,031			675,231
Fair Value | Portfolio Term Residual Financing
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	100,000		25,000			100,000
Fair Value | Bank Term Financings
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Portfolio Term Financings	319,321		347,360			3,700
Fair Value | Revolving Inventory Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	111,662		91,600			84,500
Fair Value | Mortgage Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,149		11,200			11,800
Fair Value | Real Estate Credit Facility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable	11,237		11,700			0
Fair Value | Equipment Note Payable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other Secured Notes Payable			$ 1,774			$ 2,100

[1]	Represents finance receivable principal balances, plus accrued interest, less the allowance for credit losses.